Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 85,977
Recognition of previously deferred revenue	(44,037)
Deferral of revenue	58,907
Increases from business combinations, net	4,512
Effect of movements in foreign exchange	(286)
Ending balance	105,073
Current	103,701	$ 84,513
Long-term	1,372
Beginning balance	3,029
Transfers to trade receivables from contract assets	(943)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	3,276
Effect of movements in foreign exchange	(18)
Ending balance	$ 5,344